18. Investments (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfChangesInEquityAttributableToNoncontrollingShareholdersLineItems [Line Items]
Equity attributable to non-controlling shareholders, beginning	R$ 260,044	R$ 317,953	R$ 352,091
Income (loss) for the year	84,629	(21,300)	52,016
Other comprehensive income	(123)	65	495
Deliberation of additional dividends proposed	(11,053)	(23,072)
Distribution of dividends with retained earnings		(9,342)
Dividends	(30,836)	(4,260)	(86,649)
Equity attributable to non-controlling shareholders, ending	302,661	260,044	317,953
Compagas
DisclosureOfChangesInEquityAttributableToNoncontrollingShareholdersLineItems [Line Items]
Equity attributable to non-controlling shareholders, beginning	146,818	144,904	136,233
Income (loss) for the year	55,837	2,425	11,304
Other comprehensive income	(123)	65	495
Deliberation of additional dividends proposed	0	0
Distribution of dividends with retained earnings		0
Dividends	(7,631)	(576)	(3,128)
Equity attributable to non-controlling shareholders, ending	194,901	146,818	144,904
Elejor
DisclosureOfChangesInEquityAttributableToNoncontrollingShareholdersLineItems [Line Items]
Equity attributable to non-controlling shareholders, beginning	23,910	22,200	25,445
Income (loss) for the year	28,866	14,736	12,937
Other comprehensive income	0	0	0
Deliberation of additional dividends proposed	(11,053)	0
Distribution of dividends with retained earnings		(9,342)
Dividends	(23,205)	(3,684)	(16,182)
Equity attributable to non-controlling shareholders, ending	18,518	23,910	22,200
UEG Araucária
DisclosureOfChangesInEquityAttributableToNoncontrollingShareholdersLineItems [Line Items]
Equity attributable to non-controlling shareholders, beginning	89,316	150,849	190,413
Income (loss) for the year	(74)	(38,461)	27,775
Other comprehensive income	0	0	0
Deliberation of additional dividends proposed	0	(23,072)
Distribution of dividends with retained earnings		0
Dividends	0	0	(67,339)
Equity attributable to non-controlling shareholders, ending	R$ 89,242	R$ 89,316	R$ 150,849